Financial instruments - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	$ 45,134	$ 128,427
Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Fair value	1,575,793	706,056
Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	1,575,793	706,056
Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Fair value	151,110	149,630
Unsecured notes | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	151,110	149,630
Unsecured notes | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured notes | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Fair value	(562)	467
Forward exchange contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Forward exchange contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	(562)	467
Forward exchange contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Fair value	11,040
Interest rate swaps | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0
Interest rate swaps | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	11,040
Interest rate swaps | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0
Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Fair value	45,134	128,427
Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	45,134	128,427
Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Fair value	0	0
Other Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	1,841,310	950,594
Other Financial Liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	1,552,561	701,091
Other Financial Liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	0	0
Other Financial Liabilities | Unsecured notes
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	147,890	147,619
Other Financial Liabilities | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	58,290	50,010
Other Financial Liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	82,156	51,335
Other Financial Liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	413	539
Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	10,478	467
Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	(562)	467
Hedging instruments | Interest rate swaps
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	11,040
Loans and receivables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	448,473	416,000
Loans and receivables | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	54,022	160,352
Loans and receivables | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	188,172	112,000
Loans and receivables | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Carrying amount	$ 206,279	$ 143,648